BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balance Sheet (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents ,current		R$ 18,308	R$ 19,474
Amounts from related parties (Note 29)	[1]	63,240	68,924
Trade accounts receivable, current			68,924
Other assets		115,400	268,246
Other assets, current		72,641	259,426
Other assets, non-current		42,759	8,820
Trade accounts payable		546,069	509,836
Trade accounts payable and other payables, current		546,069	509,836
Leases, current		24,335	31,134
Leases, non-current		56,214	0
Other liabilities and leases		214,477	36,805
Other liabilities, current		133,290	5,103
Other liabilities, non-current		638	568
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		1,415	1,425
Other assets		2,455	27,211
Trade accounts payable		9,564	101,337
Other liabilities and leases		129,503	1,107
Telefónica Chile
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		1,415	1,425
Trade accounts payable		979	451
Telefónica Latinoamerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets		2,389	26,959
Trade accounts payable			0
Other liabilities and leases		1,199	997
Telefónica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets		66	252
Trade accounts payable		8,585	100,886
Other liabilities and leases		128,304	110
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents		18,308	19,474
Amounts from related parties (Note 29)		61,825	67,499
Other assets		112,945	241,035
Trade accounts payable		536,505	408,499
Other liabilities and leases		84,974	35,698
Telefonica Global Solutions Participacoes [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		3,331	5,128
Other assets		317	136
Trade accounts payable		31,843	31,475
Other liabilities and leases		318	318
Telefonica Venezolana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		11,857	9,270
Other assets		5,821	3,238
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		2,217	1,560
Other assets		85	40
Telefónica Global Solutions [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		25,626	15,746
Trade accounts payable		55,623	45,468
Telefónica Innovación Digital [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)			86
Other assets		3,581
Trade accounts payable		40,613	76,682
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable		29,952	25,924
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable			16,765
Other liabilities and leases		5,931
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		6,644	17,545
Other assets		411	240
Trade accounts payable		50,965	37,211
Other liabilities and leases		1,572	1,572
Companhia AIX Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable		2,691	2,779
Other liabilities and leases		80,549	31,134
T. IoT Big Data Tech ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets		1,292	20,012
Trade accounts payable		31,315	27,041
FiBrasil Infraestrutura e Fibra Otica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		958	6,691
Other assets		74,991	39,188
Trade accounts payable		121,887	38,922
Other liabilities and leases		13	487
Other related parties [member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		4,878	5,091
Other assets		8,177	11,242
Trade accounts payable		53,866	39,754
Other liabilities and leases		2,522	2,023
Telefonica Moviles Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		0
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		6,183	5,886
Telfisa Global BV
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents		18,308	19,474
Telefonica Cibersegurana e Tecnologia Do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Amounts from related parties (Note 29)		131	496
Other assets		18,270	10,164
Trade accounts payable		111,819	66,478
Other liabilities and leases		0	164
Telefonica Infra, S.L
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets		0	156,775
TelefonicaGlobalTechnologyMember
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents		R$ 18,308	R$ 19,474

[1]	The consolidated include R$2,752,975 and R$2,551,270 to be billed to customers on December 31, 2024 and 2023, respectively. It also includes the amounts of contractual assets (Note 25.a.), shown in item d), of this Note.